Document And Entity Information	0 Months Ended
Feb. 27, 2015
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	ADVISORS INNER CIRCLE FUND
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Mar. 01, 2015
Prospectus Date	Mar. 01, 2015